CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based compensation expense	¥ (1,341)	$ (183)	¥ (2,743)	¥ (11,384)
Cost of revenues
Share-based compensation expense	(24)	(3)	(19)	(244)
Selling and marketing expenses
Share-based compensation expense	(3)	0	(24)	(227)
General and administrative expenses
Share-based compensation expense	¥ (1,314)	$ (180)	(2,551)	(10,179)
Research and development expenses
Share-based compensation expense			¥ (149)	¥ (734)